Note 14 - Employee Incentive Schemes - Share Based Compensation Shares Authorized Under Stock Option Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	12,406,300	8,878,800
Share-Based Payment Arrangement, Option [Member]
Exercise option price (in dollars per share)	$ 0.49	$ 0.29
Shares outstanding (in shares)	12,406,300	8,878,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	12,406,300
Share-Based Payment Arrangement, Option [Member] | Range One [Member]
Exercise option price (in dollars per share)	$ 0.50
Shares outstanding (in shares)	721,000
Weighted average remaining years (Year)	0 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	721,000
Share-Based Payment Arrangement, Option [Member] | Exercise Price Range 2 [Member]
Exercise option price (in dollars per share)	$ 0.33
Shares outstanding (in shares)	35,000
Weighted average remaining years (Year)	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	35,000
Share-Based Payment Arrangement, Option [Member] | Exercise Price Range 3 [Member]
Exercise option price (in dollars per share)	$ 0.50
Shares outstanding (in shares)	216,300
Weighted average remaining years (Year)	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	216,300
Share-Based Payment Arrangement, Option [Member] | Range Four [Member]
Exercise option price (in dollars per share)	$ 0.20
Shares outstanding (in shares)	2,364,666
Weighted average remaining years (Year)	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,364,666
Share-Based Payment Arrangement, Option [Member] | Range Five [Member]
Exercise option price (in dollars per share)	$ 0.25
Shares outstanding (in shares)	2,364,667
Weighted average remaining years (Year)	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,364,667
Share-Based Payment Arrangement, Option [Member] | Range Six [Member]
Exercise option price (in dollars per share)	$ 0.30
Shares outstanding (in shares)	2,364,667
Weighted average remaining years (Year)	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,364,667
Share-Based Payment Arrangement, Option [Member] | Range Seven [Member]
Exercise option price (in dollars per share)	$ 0.30
Shares outstanding (in shares)	500,000
Weighted average remaining years (Year)	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	500,000
Share-Based Payment Arrangement, Option [Member] | Range Eight [Member]
Exercise option price (in dollars per share)	$ 0.92
Shares outstanding (in shares)	1,920,000
Weighted average remaining years (Year)	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,920,000
Share-Based Payment Arrangement, Option [Member] | Range Nine [Member]
Exercise option price (in dollars per share)	$ 1.00
Shares outstanding (in shares)	1,920,000
Weighted average remaining years (Year)	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,920,000